Cover	Apr. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2023
Entity File Number	001-38282
Entity Registrant Name	METROPOLITAN BANK HOLDING CORP.
Entity Central Index Key	0001476034
Entity Tax Identification Number	13-4042724
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	99 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	659-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	MCB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false